Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
STEWARD GLOBAL EQUITY INCOME FUND -- Individual Class and Institutional Class

STEWARD FUNDS

Steward Global Equity Income Fund

 (“Funds”)

Supplement dated March 8, 2016

To Prospectus and Statement of Additional Information dated August 28, 2015

At its meeting held March 2, 2016, the Funds' Boards of Directors, including all the Funds' independent Directors, voted unanimously to approve an amendment to the Funds' Administrative Services Plan (“Plan”) that will add the Institutional Class of each Fund as a Class under the Plan, effective April 1, 2016.  As a Class under the Plan, the Institutional Class of each Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of each such Class, computed in the manner specified in Steward Funds, Inc. ("SFI") or Capstone Series Fund, Inc. ("CSFI") Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the applicable Fund's or Class's current prospectus.  The fee will be used to compensate the Funds' distributor, Capstone Asset Planning Company (“CAPCO”), for (a) payments it makes to third party service organizations that provide administrative services relating to certain group accounts in which Institutional Class shareholders of each Fund participate ("Group Accounts") and (b) such other costs as the applicable Board determines to be reasonably appropriate or necessary to the servicing of such Group Accounts.   In voting unanimously to approve this fee, the Funds' Directors concluded, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, that there is a reasonable likelihood that the addition of the Institutional Class of each Fund to the Plan will benefit each of the Funds and Classes, including the Institutional Classes, and their shareholders.  The additional fee imposed on Institutional Class shares by this amendment was determined by the Directors to be advisable and appropriate in order to assure to Institutional Class shareholders the ability to participate in Group Accounts and to receive the services associated with such participation.  Disclosure throughout the Funds' Prospectus and Statement of Additional Information dated August 28, 2015, is modified to the extent necessary to reflect this amendment, including particularly the following sections:

1.     Effective April 1, 2016, the information on “Shareholder Fees”, “Annual Operating Expenses” and “Example” of costs for each Class is modified to read as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - Steward Global Equity Income Fund - USD ($)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$ 12.00	$ 12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - Steward Global Equity Income Fund	Individual Class	Institutional Class [1]
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.46%	0.46%
Total annual Fund operating expenses	1.01%	0.76%
[1]	Effective April 1, 2016. As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund's or Class's current prospectus.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - Steward Global Equity Income Fund - USD ($)		Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Individual Class		103	322	558	1,236
Institutional Class	[1]	78	243	422	942
[1]	Effective April 1, 2016. As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund's or Class's current prospectus.